UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

BNY Mellon Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2022

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Dynamic Value Fund

BNY Mellon Opportunistic Midcap Value Fund

BNY Mellon Opportunistic Small Cap Fund

BNY Mellon Technology Growth Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Dynamic Value Fund

SEMIANNUAL REPORT February 28, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by portfolio managers Brian C. Ferguson, John C. Bailer, Keith Howell and David S. Intoppa of Newton Investment Management North America, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Dynamic Value Fund’s (the “fund”) Class A shares produced a total return of 5.71%, Class C shares returned 5.33%, Class I shares returned 5.85% and Class Y shares returned 5.85%.1 The fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 0.42% for the same period.2

Stocks gained ground as government-mandated lockdowns were lifted, and the global economy continued to recover. The fund outperformed the Index, primarily due to stock selection in the energy and materials sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its assets in foreign securities. We identify potential investments through extensive quantitative and fundamental research. We focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks gained ground during the period but were hindered by concerns about inflation and geopolitical events. Value stocks, as measured by the Russell 1000® Value Index, outperformed growth stocks, as measured by the Russell 1000® Growth Index.

While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve (the “Fed”) initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more persistent. Officials signaled that they were likely to hike interest rates multiple times in 2022, in addition to tapering bond purchases.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on market sentiment, and rising Treasury yields led to declining stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Performance Helped by the Energy and Materials Sectors

The fund’s outperformance versus the Index was driven primarily by stock selections in the energy and materials sectors. In the energy sector, shares of two exploration and production companies, Devon Energy and Hess, drove returns. Devon Energy has implemented a base dividend, supplemented by a variable dividend, which will depend on free cash flows and is likely to remain attractive against a favorable fundamental business backdrop for the group. Earnings at Hess are benefiting from a recently developed oil field in Guyana. Stock selection in the materials sector also was a leading contributor, with a position in CF Industries Holdings, a fertilizer manufacturer, rising 80%. Shares of

2

Freeport-McMoRan, a copper mining company, also contributed positively, rising nearly 30% on strong demand and higher copper prices.

On a less positive note, performance in the consumer staples and health care sectors hampered the fund’s performance. In consumer staples, an underweight allocation detracted from returns as did the decision not to own Procter & Gamble, which rose nearly 11%. In the health care sector, an overweight position hindered performance as did a position in Medtronic, a health care equipment company, which declined more than 20%.

A Cloudy Outlook

A number of factors are combining to present investors with an uncertain outlook. With the war in Ukraine, geopolitical risk has increased. This conflict could be prolonged and is likely to impact global economic growth, primarily in Europe. Prices for energy and other commodities have risen, and inflation is also at decades-long highs in the U.S. Higher input prices are likely to weigh on economic growth, though the lag effect fiscal stimulus and high levels of savings could offset that somewhat. The Fed is likely to continue with its stated intention of raising the Fed Funds rate, though it may proceed at a more measured pace to avoid hindering economic growth. We are more optimistic about the U.S. economy in the near term, where wages are rising, and the labor market is strong, than we are about the rest of the global economy.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2022, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market, as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included, and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. These risks are enhanced in emerging market countries. Please read the prospectus for further discussion of these risks.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Dynamic Value Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.74	$8.55	$3.47	$3.22
Ending value (after expenses)	$1,057.10	$1,053.30	$1,058.50	$1,058.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.66	$8.40	$3.41	$3.16
Ending value (after expenses)	$1,020.18	$1,016.46	$1,021.42	$1,021.67
†

Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.68% for Class C, .68% for Class I and .63% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 1.0%
General Motors	357,655	[a]	16,709,642
Banks - 3.7%
Comerica	263,922		25,201,912
Wells Fargo & Co.	699,408		37,327,405
			62,529,317
Capital Goods - 8.5%
APi Group	383,292	[a]	8,267,609
Eaton	125,560		19,372,652
Howmet Aerospace	594,286		21,346,753
Hubbell	77,352		13,787,994
Ingersoll Rand	363,405		18,359,221
L3Harris Technologies	53,678		13,543,496
Northrop Grumman	53,850		23,809,239
Quanta Services	138,856		15,126,973
The Boeing Company	41,604	[a]	8,542,965
			142,156,902
Commercial & Professional Services - 1.0%
CACI International, Cl. A	61,144	[a]	17,107,480
Consumer Services - 3.1%
Booking Holdings	6,829	[a]	14,834,295
Expedia Group	78,537	[a]	15,401,891
International Game Technology	286,246	[b]	8,764,853
Las Vegas Sands	287,306	[a,b]	12,313,935
			51,314,974
Diversified Financials - 12.7%
Ameriprise Financial	141,686		42,476,046
Berkshire Hathaway	188,765	[a]	60,678,509
CME Group	79,189		18,730,574
Morgan Stanley	390,172		35,404,207
State Street	99,219		8,466,357
The Charles Schwab	140,667		11,880,735
The Goldman Sachs Group	24,016		8,196,421
Voya Financial	380,208	[b]	25,607,009
			211,439,858
Energy - 9.8%
ConocoPhillips	244,058		23,151,342
Devon Energy	344,271	[b]	20,501,338
EQT	807,872		18,694,158
Exxon Mobil	449,060		35,215,285
Halliburton	258,496		8,667,371
Hess	225,628		22,801,966

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 9.8% (continued)
Marathon Petroleum	435,309		33,897,512
			162,928,972
Food, Beverage & Tobacco - .8%
Philip Morris International	123,851		12,517,621
Health Care Equipment & Services - 14.9%
Alcon	156,773	[a,b]	12,069,953
Becton Dickinson & Co.	61,327		16,636,789
Boston Scientific	285,895	[a]	12,627,982
Centene	281,323	[a]	23,242,906
CVS Health	272,016		28,194,458
Dentsply Sirona	309,787		16,771,868
HCA Healthcare	48,756		12,204,114
Laboratory Corp. of America Holdings	71,567	[a]	19,413,264
McKesson	104,246		28,663,480
Medtronic	287,907		30,227,356
The Cooper Companies	20,442		8,361,187
UnitedHealth Group	84,160		40,049,219
			248,462,576
Insurance - 9.4%
Aon, Cl. A	72,418		21,156,195
Assurant	252,977		42,932,727
Chubb	139,568		28,421,628
Equitable Holdings	355,489		11,610,271
MetLife	420,117		28,378,903
The Hartford Financial Services Group	163,436		11,355,533
Willis Towers Watson	58,321		12,964,758
			156,820,015
Materials - 4.2%
CF Industries Holdings	325,762		26,448,617
Freeport-McMoRan	550,671		25,854,003
Martin Marietta Materials	21,845		8,287,993
West Fraser Timber	90,669		9,042,419
			69,633,032
Media & Entertainment - 1.9%
Alphabet, Cl. A	11,510	[a]	31,090,121
Pharmaceuticals Biotechnology & Life Sciences - 9.8%
AbbVie	259,921		38,408,526
Alnylam Pharmaceuticals	41,682	[a]	6,579,504
Biogen	18,704	[a]	3,946,731
Danaher	119,685		32,842,761
Elanco Animal Health	280,575	[a]	7,971,136
Eli Lilly & Co.	92,133		23,028,643
Horizon Therapeutics	79,139	[a]	7,215,103

6

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 9.8% (continued)
Merck & Co.	198,515		15,202,279
Organon & Co.	515,778		19,253,993
United Therapeutics	53,057	[a]	8,818,073
			163,266,749
Real Estate - .7%
Weyerhaeuser	305,242	[c]	11,867,809
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials	87,044		11,681,305
Qualcomm	120,898		20,793,247
			32,474,552
Software & Services - .9%
Dolby Laboratories, Cl. A	207,117		15,554,487
Technology Hardware & Equipment - 6.6%
Ciena	257,176	[a]	17,595,982
Cisco Systems	648,094		36,144,202
Corning	302,406		12,217,202
F5	84,654	[a]	17,002,756
Hewlett Packard Enterprise	1,012,386		16,117,185
Nokia, ADR	2,073,908		11,095,408
			110,172,735
Transportation - 1.1%
Norfolk Southern	73,798		18,930,663
Utilities - 7.1%
Clearway Energy, Cl. C	416,672	[b]	13,916,845
Constellation Energy	416,420		19,146,992
Exelon	862,661		36,714,852
NextEra Energy Partners	214,148	[b]	16,705,685
The AES	912,580		19,374,073
Vistra Energy	560,440		12,789,241
			118,647,688
Total Common Stocks (cost $1,337,578,841)			1,653,625,193

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 1000 Value ETF (cost $12,467,379)	76,522		12,395,034

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,711,598)	0.10	1,711,598	[d]	1,711,598

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $17,228,344)	0.10	17,228,344	[d]	17,228,344
Total Investments (cost $1,368,986,162)		100.9%		1,684,960,169
Liabilities, Less Cash and Receivables		(.9%)		(15,482,573)
Net Assets		100.0%		1,669,477,596

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $48,814,633 and the value of the collateral was $49,555,352, consisting of cash collateral of $17,228,344 and U.S. Government & Agency securities valued at $32,327,008. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	25.9
Health Care	23.7
Energy	9.7
Industrials	9.2
Information Technology	8.8
Utilities	7.1
Materials	4.2
Consumer Discretionary	4.1
Consumer, Non-cyclical	1.9
Investment Companies	1.8
Communication Services	1.9
Consumer Staples	.7
Real Estate	.7
Technology	.7
Industrial	.5
100.9

† Based on net assets.

See notes to financial statements.

8

Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .1%	3,021,168	112,130,520	(113,440,090)	1,711,598	1,344
Investment of Cash Collateral for Securities Loaned - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 1.0%	-	30,729,536	(13,501,192)	17,228,344	9,377	††
Total - 1.1%	3,021,168	142,860,056	(126,941,282)	18,939,942	10,721

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $48,814,633)—Note 1(c):
Unaffiliated issuers	1,350,046,220	1,666,020,227
Affiliated issuers	18,939,942	18,939,942
Receivable for investment securities sold		17,847,034
Receivable for shares of Common Stock subscribed		3,152,852
Dividends and securities lending income receivable		2,574,796
Tax reclaim receivable—Note 1(b)		4,580
Prepaid expenses		62,896
		1,708,602,327
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		979,476
Cash overdraft due to Custodian		38,313
Payable for investment securities purchased		18,964,269
Liability for securities on loan—Note 1(c)		17,228,344
Payable for shares of Common Stock redeemed		1,691,959
Directors’ fees and expenses payable		34,914
Other accrued expenses		187,456
		39,124,731
Net Assets ($)		1,669,477,596
Composition of Net Assets ($):
Paid-in capital		1,272,247,216
Total distributable earnings (loss)		397,230,380
Net Assets ($)		1,669,477,596

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	886,610,660	8,467,760	507,997,319	266,401,857
Shares Outstanding	21,764,727	231,084	12,395,638	6,516,864
Net Asset Value Per Share ($)	40.74	36.64	40.98	40.88

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	14,351,610
Affiliated issuers	1,344
Income from securities lending—Note 1(c)	9,377
Total Income	14,362,331
Expenses:
Management fee—Note 3(a)	5,036,451
Shareholder servicing costs—Note 3(c)	1,554,370
Professional fees	53,824
Directors’ fees and expenses—Note 3(d)	46,325
Registration fees	39,443
Prospectus and shareholders’ reports	34,446
Distribution fees—Note 3(b)	27,369
Custodian fees—Note 3(c)	16,065
Loan commitment fees—Note 2	9,867
Chief Compliance Officer fees—Note 3(c)	7,254
Interest expense—Note 2	2,820
Miscellaneous	33,018
Total Expenses	6,861,252
Less—reduction in expenses due to undertaking—Note 3(a)	(86,202)
Net Expenses	6,775,050
Net Investment Income	7,587,281
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	157,334,557
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(69,647,381)
Net Realized and Unrealized Gain (Loss) on Investments	87,687,176
Net Increase in Net Assets Resulting from Operations	95,274,457

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	7,587,281	14,642,447
Net realized gain (loss) on investments	157,334,557	288,628,473
Net change in unrealized appreciation (depreciation) on investments	(69,647,381)	248,196,725
Net Increase (Decrease) in Net Assets Resulting from Operations	95,274,457	551,467,645
Distributions ($):
Distributions to shareholders:
Class A	(172,946,381)	(19,041,891)
Class C	(1,451,180)	(200,903)
Class I	(97,227,941)	(10,550,171)
Class Y	(66,006,827)	(7,275,644)
Total Distributions	(337,632,329)	(37,068,609)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	22,225,507	34,136,670
Class C	2,648,225	1,211,874
Class I	79,046,468	92,552,281
Class Y	51,635,945	99,963,364
Distributions reinvested:
Class A	161,208,223	17,758,659
Class C	1,256,179	181,276
Class I	91,981,561	9,954,922
Class Y	33,442,483	3,943,366
Cost of shares redeemed:
Class A	(54,251,429)	(94,142,782)
Class C	(1,372,647)	(6,489,264)
Class I	(69,942,474)	(110,915,218)
Class Y	(109,742,893)	(64,179,793)
Increase (Decrease) in Net Assets from Capital Stock Transactions	208,135,148	(16,024,645)
Total Increase (Decrease) in Net Assets	(34,222,724)	498,374,391
Net Assets ($):
Beginning of Period	1,703,700,320	1,205,325,929
End of Period	1,669,477,596	1,703,700,320

12

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	517,880	828,410
Shares issued for distributions reinvested	4,062,707	474,450
Shares redeemed	(1,246,623)	(2,361,065)
Net Increase (Decrease) in Shares Outstanding	3,333,964	(1,058,205)
Class Ca,b
Shares sold	69,237	29,579
Shares issued for distributions reinvested	35,138	5,261
Shares redeemed	(33,365)	(181,276)
Net Increase (Decrease) in Shares Outstanding	71,010	(146,436)
Class Ia
Shares sold	1,825,732	2,186,641
Shares issued for distributions reinvested	2,305,302	264,829
Shares redeemed	(1,636,056)	(2,784,415)
Net Increase (Decrease) in Shares Outstanding	2,494,978	(332,945)
Class Ya
Shares sold	1,220,822	2,380,906
Shares issued for distributions reinvested	840,475	105,128
Shares redeemed	(2,587,729)	(1,575,676)
Net Increase (Decrease) in Shares Outstanding	(526,432)	910,358

[a]

During the period ended February 28, 2022, 20,192 Class Y shares representing $943,751 were exchanged for 20,152 Class I shares and during the period ended August 31, 2021, 33,586 Class Y shares representing $1,451,558 were exchanged for 33,526 Class I shares, 2,071 Class Y shares representing $78,874 were exchanged for 2,081 Class A shares, 173 Class C shares representing $7,212 were exchanged for 158 Class I shares and 103 Class A shares representing $4,595 were exchanged for 102 Class I shares.

[b]

During the period ended February 28, 2022, 313 Class C shares representing $12,661 were automatically converted to 284 Class A shares and during the period ended August 31, 2021, 2,948 Class C shares representing $108,123 were automatically converted to 2,710 Class A shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended		Year Ended August 31,
February 28, 2022
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	47.84	33.28	34.61	42.18	40.12	36.08
Investment Operations:
Net investment income[a]	.17	.36	.47	.57	.49	.37
Net realized and unrealized gain (loss) on investments	2.32	15.20	(.56)	(2.67)	5.86	4.72
Total from Investment Operations	2.49	15.56	(.09)	(2.10)	6.35	5.09
Distributions:
Dividends from net investment income	(.46)	(.22)	(.57)	(.63)	(.39)	(.49)
Dividends from net realized gain on investments	(9.13)	(.78)	(.67)	(4.84)	(3.90)	(.56)
Total Distributions	(9.59)	(1.00)	(1.24)	(5.47)	(4.29)	(1.05)
Net asset value, end of period	40.74	47.84	33.28	34.61	42.18	40.12
Total Return (%)[b]	5.71[c]	47.60	(.55)	(4.40)	16.68	14.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95[d]	.95	.97	.96	.95	1.07
Ratio of net expenses to average net assets	.93[d]	.93	.93	.93	.93	.97
Ratio of net investment income to average net assets	.78[d]	.88	1.42	1.58	1.19	.95
Portfolio Turnover Rate	52.12[c]	108.10	103.12	97.03	105.82	96.39
Net Assets, end of period ($ x 1,000)	886,611	881,741	648,545	728,146	856,213	818,085

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
February 28, 2022		Year Ended August 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	43.80	30.58	31.84	39.20	37.52	33.81
Investment Operations:
Net investment income[a]	.01	.04	.20	.27	.17	.07
Net realized and unrealized gain (loss) on investments	2.09	13.96	(.53)	(2.48)	5.48	4.42
Total from Investment Operations	2.10	14.00	(.33)	(2.21)	5.65	4.49
Distributions:
Dividends from net investment income	(.13)	-	(.26)	(.31)	(.07)	(.22)
Dividends from net realized gain on investments	(9.13)	(.78)	(.67)	(4.84)	(3.90)	(.56)
Total Distributions	(9.26)	(.78)	(.93)	(5.15)	(3.97)	(.78)
Net asset value, end of period	36.64	43.80	30.58	31.84	39.20	37.52
Total Return (%)[b]	5.33[c]	46.48	(1.29)	(5.12)	15.86	13.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73[d]	1.73	1.73	1.71	1.71	1.84
Ratio of net expenses to average net assets	1.68[d]	1.68	1.68	1.68	1.68	1.72
Ratio of net investment income to average net assets	.05[d]	.11	.66	.83	.45	.20
Portfolio Turnover Rate	52.12[c]	108.10	103.12	97.03	105.82	96.39
Net Assets, end of period ($ x 1,000)	8,468	7,011	9,372	16,615	29,482	42,611

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2022		Year Ended August 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	48.13	33.47	34.80	42.33	40.25	36.16
Investment Operations:
Net investment income[a]	.23	.47	.56	.66	.59	.48
Net realized and unrealized gain (loss) on investments	2.32	15.28	(.56)	(2.68)	5.88	4.73
Total from Investment Operations	2.55	15.75	(.00)[b]	(2.02)	6.47	5.21
Distributions:
Dividends from net investment income	(.57)	(.31)	(.66)	(.67)	(.49)	(.56)
Dividends from net realized gain on investments	(9.13)	(.78)	(.67)	(4.84)	(3.90)	(.56)
Total Distributions	(9.70)	(1.09)	(1.33)	(5.51)	(4.39)	(1.12)
Net asset value, end of period	40.98	48.13	33.47	34.80	42.33	40.25
Total Return (%)	5.85[c]	47.97	(.30)	(4.16)	16.99	14.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.70	.71	.71	.72	.84
Ratio of net expenses to average net assets	.68[d]	.68	.68	.68	.68	.72
Ratio of net investment income to average net assets	1.04[d]	1.13	1.67	1.83	1.44	1.21
Portfolio Turnover Rate	52.12[c]	108.10	103.12	97.03	105.82	96.39
Net Assets, end of period ($ x 1,000)	507,997	476,540	342,508	452,432	510,020	751,934

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
February 28, 2022		Year Ended August 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	48.05	33.41	34.74	42.35	40.25	36.16
Investment Operations:
Net investment income[a]	.24	.49	.57	.67	.62	.48
Net realized and unrealized gain (loss) on investments	2.31	15.25	(.56)	(2.68)	5.87	4.73
Total from Investment Operations	2.55	15.74	.01	(2.01)	6.49	5.21
Distributions:
Dividends from net investment income	(.59)	(.32)	(.67)	(.76)	(.49)	(.56)
Dividends from net realized gain on investments	(9.13)	(.78)	(.67)	(4.84)	(3.90)	(.56)
Total Distributions	(9.72)	(1.10)	(1.34)	(5.60)	(4.39)	(1.12)
Net asset value, end of period	40.88	48.05	33.41	34.74	42.35	40.25
Total Return (%)	5.85[b]	48.06	(.27)	(4.13)	17.05	14.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[c]	.64	.65	.65	.64	.75
Ratio of net expenses to average net assets	.63[c]	.64	.65	.65	.64	.71
Ratio of net investment income to average net assets	1.05[c]	1.18	1.70	1.84	1.50	1.22
Portfolio Turnover Rate	52.12[b]	108.10	103.12	97.03	105.82	96.39
Net Assets, end of period ($ x 1,000)	266,402	338,408	204,901	240,163	529,206	177,876

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

20

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,653,625,193	-	-	1,653,625,193
Exchange-Traded Funds	12,395,034	-	-	12,395,034
Investment Companies	18,939,942	-	-	18,939,942

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2022, BNY Mellon earned $1,278 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by

22

businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: ordinary income $9,311,148 and long-term capital gains $27,757,461. The tax character of current year distributions will be determined at the end of the current fiscal year.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 was approximately $546,409 with a related weighted average annualized interest rate of 1.04%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser the management fee is computed at the annual rate of 0.60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution plan fees, Shareholder Services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.68% of the value of the fund’s average daily net assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $86,202 during the period ended February 28, 2022.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.288% of the value of the fund’s average daily net assets.

During the period ended February 28, 2022, the Distributor retained $9,664 from commissions earned on sales of the fund’s Class A shares,

24

$1,000 and $536 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $27,369 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, Class A and Class C shares were charged $1,091,627 and $9,123, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $96,278 for transfer agency

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2022, the fund was charged $16,065 pursuant to the custody agreement.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $769,213, Distribution plan fees of $4,763, Shareholder Services plan fees of $171,691, custodian fees of $13,680, Chief Compliance Officer fees of $6,045 and transfer agency fees of $34,238, which are offset against an expense reimbursement currently in effect in the amount of $20,154.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2022, amounted to $874,627,958 and $992,373,219, respectively.

At February 28, 2022, accumulated net unrealized appreciation on investments was $315,974,007, consisting of $327,447,111 gross unrealized appreciation and $11,473,104 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Dynamic Value Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A:DAGVX Class C:DCGVX Class I:DRGVX Class Y:DRGYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0257SA0222

BNY Mellon Opportunistic Midcap Value Fund

SEMIANNUAL REPORT February 28, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by portfolio managers R. Patrick Kent, James Boyd and Andrew Leger of Newton Investment Management North America, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Opportunistic Midcap Value Fund’s (the “fund”) A shares produced a total return of -0.20%, Class C shares returned -0.64%, Class I shares returned -0.12% and Class Y shares returned -0.06%.1 In comparison, the fund’s benchmark, the Russell Midcap® Value Index (the “Index”), produced a -0.39% total return for the same period.2

Mid-cap stocks lost ground over the reporting period as COVID-19 variants delayed the opening of the economy, and as supply-chain bottlenecks, inflation and the Russia/Ukraine conflict weighed on performance. The fund’s Class A, I and Y shares outperformed the Index due to favorable security selection.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Index.

The fund’s portfolio managers identify potential investments through extensive quantitative and fundamental research. The fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: relative value, business health and business momentum.

The fund’s portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated, fundamental prospects present in the marketplace. The portfolio managers use mid-cycle estimates, growth prospects, the identification of a revaluation catalyst and competitive advantages as some of the factors in the valuation assessment.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks lost ground during the period due to concerns about inflation and geopolitical events. While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

2

The Federal Reserve (the “Fed”) initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Security Selection Aided Performance

The fund outperformed the Index over the reporting period primarily as a result of favorable security selection. In the materials sector, the fund’s position in Mosaic, a fertilizer company, was beneficial as shares rose 64% on concerns about shortages. In the energy sector, Pioneer Natural Resources, an exploration and production company, gained 68% on higher oil and natural gas prices. In the consumer discretionary sector, shares of Dollar Tree added to performance, primarily on an improvement in operations. The fund’s position in Expedia Group, a travel company, also were advantageous due to improved execution and strengthening demand in the travel industry.

On a less positive note, certain stock selections detracted from relative performance. Shares of Clarivate, a provider of data related to intellectual property, hampered returns, as did a position in Splunk, a software company, which was hindered by an ongoing transition from on-premise products to cloud-based software as a service. Splunk’s conservative earnings guidance and a decision to hire a new CEO also weighed on shares. In the consumer discretionary sector, the fund’s position in Norwegian Cruise Line Holdings detracted as the company continued to struggle with the effects of the pandemic and with geopolitical risk arising from the Russia/Ukraine conflict.

Slower Growth Likely

With the surge in economic growth in the wake of the pandemic now waning, we anticipate that the pace of growth will continue to slow. The conflict in Ukraine and the resulting rise in commodities prices means that inflation, which we expected to peak in the first quarter of 2022, is now likely to persist longer. We anticipate that the Fed will continue with its plan to raise rates, given that unemployment is low and inflation is high. Nevertheless, the decision

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

to raise rates will need to balance inflation-fighting considerations with the likelihood of slower growth. The number of rate hikes that will be necessary remains uncertain.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market, as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Equities are subject to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Midcap Value Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.65	$9.54	$4.61	$4.07
Ending value (after expenses)	$998.00	$993.60	$998.80	$999.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.71	$9.64	$4.66	$4.11
Ending value (after expenses)	$1,019.14	$1,015.22	$1,020.18	$1,020.73
†

Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.93% for Class C, .93% for Class I and .82% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Banks - 3.5%
Huntington Bancshares	471,452		7,316,935
Popular	100,708		9,250,030
			16,566,965
Capital Goods - 5.1%
CNH Industrial	643,659		9,223,633
Colfax	150,158	[a]	6,037,853
Quanta Services	80,360		8,754,418
			24,015,904
Commercial & Professional Services - 3.6%
ADT	595,596	[b]	4,353,807
Clarivate	324,229	[a,b]	4,856,950
Ritchie Bros Auctioneers	149,513		7,831,491
			17,042,248
Consumer Durables & Apparel - 7.6%
Hasbro	89,797	[b]	8,714,799
Newell Brands	289,260		6,869,925
Skechers USA, CI. A	214,711	[a]	9,872,412
Tapestry	125,137		5,118,103
Under Armour, Cl. A	315,682	[a]	5,647,551
			36,222,790
Consumer Services - 6.6%
Aramark	296,174		10,946,591
Expedia Group	67,719	[a]	13,280,373
Norwegian Cruise Line Holdings	354,796	[a,b]	6,914,974
			31,141,938
Diversified Financials - 7.1%
Ares Management, Cl. A	107,141		8,688,064
Capital One Financial	47,972		7,352,668
LPL Financial Holdings	46,077		8,337,633
Voya Financial	139,632		9,404,215
			33,782,580
Energy - 5.1%
EQT	335,298		7,758,796
Pioneer Natural Resources	36,396		8,720,482
Valero Energy	93,389		7,798,915
			24,278,193
Food, Beverage & Tobacco - 3.5%
Conagra Brands	236,729		8,278,413
Molson Coors Beverage, Cl. B	161,285	[b]	8,415,851
			16,694,264

6

Description	Shares		Value ($)
Common Stocks - 97.5% (continued)
Health Care Equipment & Services - 8.3%
Alcon	71,847	[a,b]	5,531,501
Centene	140,080	[a]	11,573,410
Encompass Health	141,209		9,322,618
Laboratory Corp. of America Holdings	16,799	[a]	4,556,897
Zimmer Biomet Holdings	66,275		8,429,517
			39,413,943
Insurance - 3.0%
Arch Capital Group	146,644	[a]	6,908,399
Reinsurance Group of America	64,084		7,104,352
			14,012,751
Materials - 6.4%
Freeport-McMoRan	184,527		8,663,543
Newmont	182,648		12,091,298
The Mosaic Company	180,333		9,454,859
			30,209,700
Media & Entertainment - 1.8%
Activision Blizzard	106,508		8,680,402
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
Elanco Animal Health	323,033	[a]	9,177,368
Neurocrine Biosciences	68,494	[a]	6,155,556
Sarepta Therapeutics	102,962	[a]	7,887,919
United Therapeutics	40,480	[a]	6,727,776
Viatris	486,166		5,352,688
			35,301,307
Real Estate - 7.8%
Alexandria Real Estate Equities	40,685	[c]	7,705,739
CBRE Group, Cl. A	92,024	[a]	8,912,524
Digital Realty Trust	57,949	[c]	7,818,479
Equity Residential	118,086	[c]	10,072,736
Zillow Group, Cl. C	45,292	[a,b]	2,605,196
			37,114,674
Retailing - 2.4%
Dollar Tree	80,370	[a]	11,418,970
Software & Services - 6.8%
Dolby Laboratories, Cl. A	68,451		5,140,670
Euronet Worldwide	76,463	[a,b]	9,804,850
Global Payments	66,940		8,928,457
Splunk	70,775	[a]	8,358,527
			32,232,504
Technology Hardware & Equipment - 3.7%
Nokia, ADR	1,917,545		10,258,866
Western Digital	144,892	[a]	7,380,798
			17,639,664

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
Transportation - 1.7%
Lyft, Cl. A		203,474	[a]	7,923,278
Utilities - 6.1%
Constellation Energy		175,162		8,053,949
Exelon		173,879		7,400,290
PPL		256,906		6,723,230
Vistra Energy		303,357		6,922,607
				29,100,076
Total Common Stocks (cost $378,063,947)				462,792,151

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
SPDR S&P MidCap 400 ETF Trust (cost $1,183,353)		2,506	[b]	1,216,513

Private Equity - .4%
Software & Services - .4%
Databricks (cost $2,398,743)		10,881	[d]	2,015,052
	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,615,821)	0.10	7,615,821	[e]	7,615,821

8

Description	1-Day Yield(%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,398,512)	0.10	12,398,512	[e]	12,398,512
Total Investments (cost $401,660,376)		102.4%		486,038,049
Liabilities, Less Cash and Receivables		(2.4%)		(11,286,112)
Net Assets		100.0%		474,751,937

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $24,027,537 and the value of the collateral was $25,038,589, consisting of cash collateral of $12,398,512 and U.S. Government & Agency securities valued at $12,640,077. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at February 28, 2022. These securities were valued at $2,015,052 or ..42% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	16.6
Health Care	15.7
Financials	13.6
Information Technology	10.5
Industrials	8.5
Materials	6.4
Real Estate	6.2
Utilities	6.1
Energy	5.1
Investment Companies	4.5
Consumer Staples	3.5
Consumer, Non-cyclical	1.9
Communication Services	1.8
Financial	1.6
Technology	.4
102.4

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	6,397,314	56,600,784	(55,382,277)	7,615,821	2,295
Investment of Cash Collateral for Securities Loaned - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 2.6%	15,821,183	35,847,071	(39,269,742)	12,398,512	11,595	††
Total - 4.2%	22,218,497	92,447,855	(94,652,019)	20,014,333	13,890

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $24,027,537)—Note 1(c):
Unaffiliated issuers	381,646,043	466,023,716
Affiliated issuers	20,014,333	20,014,333
Cash denominated in foreign currency	1,483,377	1,475,089
Dividends and securities lending income receivable		697,613
Receivable for shares of Common Stock subscribed		95,737
Tax reclaim receivable—Note 1(b)		2,484
Prepaid expenses		38,202
		488,347,174
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		371,987
Cash overdraft due to Custodian		16,612
Liability for securities on loan—Note 1(c)		12,398,512
Payable for shares of Common Stock redeemed		683,356
Directors’ fees and expenses payable		7,248
Other accrued expenses		117,522
		13,595,237
Net Assets ($)		474,751,937
Composition of Net Assets ($):
Paid-in capital		372,145,212
Total distributable earnings (loss)		102,606,725
Net Assets ($)		474,751,937

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	322,729,314	11,591,811	135,191,925	5,238,887
Shares Outstanding	10,220,042	465,818	4,305,090	166,696
Net Asset Value Per Share ($)	31.58	24.88	31.40	31.43

See notes to financial statements.

11

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $24,760 foreign taxes withheld at source):
Unaffiliated issuers	3,351,548
Affiliated issuers	2,295
Income from securities lending—Note 1(c)	11,595
Total Income	3,365,438
Expenses:
Management fee—Note 3(a)	1,847,125
Shareholder servicing costs—Note 3(c)	666,020
Professional fees	50,461
Distribution fees—Note 3(b)	49,654
Registration fees	33,599
Prospectus and shareholders’ reports	17,436
Directors’ fees and expenses—Note 3(d)	12,993
Chief Compliance Officer fees—Note 3(c)	7,254
Custodian fees—Note 3(c)	5,698
Loan commitment fees—Note 2	414
Miscellaneous	12,883
Total Expenses	2,703,537
Net Investment Income	661,901
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	23,524,045
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(25,234,701)
Net Realized and Unrealized Gain (Loss) on Investments	(1,710,656)
Net (Decrease) in Net Assets Resulting from Operations	(1,048,755)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment income	661,901	363,524
Net realized gain (loss) on investments	23,524,045	90,716,902
Net change in unrealized appreciation (depreciation) on investments	(25,234,701)	48,898,801
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,048,755)	139,979,227
Distributions ($):
Distributions to shareholders:
Class A	(39,143,599)	(335,026)
Class C	(1,884,850)	-
Class I	(16,364,697)	(401,771)
Class Y	(673,118)	(23,223)
Total Distributions	(58,066,264)	(760,020)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,928,351	17,721,154
Class C	289,735	376,749
Class I	12,272,832	23,586,709
Class Y	300,625	630,980
Distributions reinvested:
Class A	36,818,716	314,931
Class C	1,859,137	-
Class I	15,754,358	385,156
Class Y	554,777	19,430
Cost of shares redeemed:
Class A	(29,786,688)	(51,928,896)
Class C	(3,636,205)	(8,939,738)
Class I	(22,852,584)	(38,679,440)
Class Y	(586,441)	(1,830,903)
Increase (Decrease) in Net Assets from Capital Stock Transactions	18,916,613	(58,343,868)
Total Increase (Decrease) in Net Assets	(40,198,406)	80,875,339
Net Assets ($):
Beginning of Period	514,950,343	434,075,004
End of Period	474,751,937	514,950,343

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	237,043	544,119
Shares issued for distributions reinvested	1,166,626	10,265
Shares redeemed	(897,478)	(1,631,235)
Net Increase (Decrease) in Shares Outstanding	506,191	(1,076,851)
Class Cb
Shares sold	10,775	14,183
Shares issued for distributions reinvested	74,604	-
Shares redeemed	(134,690)	(337,997)
Net Increase (Decrease) in Shares Outstanding	(49,311)	(323,814)
Class I
Shares sold	370,411	739,518
Shares issued for distributions reinvested	502,211	12,620
Shares redeemed	(679,159)	(1,207,871)
Net Increase (Decrease) in Shares Outstanding	193,463	(455,733)
Class Ya
Shares sold	9,132	19,168
Shares issued for distributions reinvested	17,673	636
Shares redeemed	(17,933)	(57,365)
Net Increase (Decrease) in Shares Outstanding	8,872	(37,561)

[a]	During the period ended August 31, 2021, 1,375 Class Y shares representing $41,097 were exchanged for 1,373 Class A shares.
[b]	During the period ended August 31, 2021, 3,680 Class C shares representing $97,484 were automatically converted to 3,015 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2022		Year Ended August 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	35.79	26.76	24.10	35.32	34.37	31.72
Investment Operations:
Net investment income (loss)[a]	.04	.01	.03	.03	(.03)	.03
Net realized and unrealized gain (loss) on investments	(.11)	9.05	2.70	(4.32)	5.35	4.13
Total from Investment Operations	(.07)	9.06	2.73	(4.29)	5.32	4.16
Distributions:
Dividends from net investment income	(.01)	(.03)	(.07)	-	-	(.01)
Dividends from net realized gain on investments	(4.13)	-	-	(6.93)	(4.37)	(1.50)
Total Distributions	(4.14)	(.03)	(.07)	(6.93)	(4.37)	(1.51)
Net asset value, end of period	31.58	35.79	26.76	24.10	35.32	34.37
Total Return (%)[b]	(.20)[c]	33.88	11.34	(10.64)	16.44	13.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[d]	1.14	1.18	1.15	1.16	1.17
Ratio of net investment income (loss) to average net assets	.23[d]	.04	.13	.12	(.08)	.10
Portfolio Turnover Rate	14.95[c]	63.23	91.55	98.59	100.55	104.51
Net Assets, end of period ($ x 1,000)	322,729	347,690	288,719	343,673	484,169	509,761

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2022		Year Ended August 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	29.19	21.97	19.89	30.80	30.70	28.68
Investment Operations:
Net investment (loss)[a]	(.08)	(.20)	(.13)	(.14)	(.25)	(.19)
Net realized and unrealized gain (loss) on investments	(.10)	7.42	2.21	(3.84)	4.72	3.71
Total from Investment Operations	(.18)	7.22	2.08	(3.98)	4.47	3.52
Distributions:
Dividends from net investment income	-	-	(.00)[b]	-	-	-
Dividends from net realized gain on investments	(4.13)	-	-	(6.93)	(4.37)	(1.50)
Total Distributions	(4.13)	-	(.00)[b]	(6.93)	(4.37)	(1.50)
Net asset value, end of period	24.88	29.19	21.97	19.89	30.80	30.70
Total Return (%)[c]	(.64)[d]	32.86	10.46	(11.34)	15.55	12.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[e]	1.94	1.97	1.91	1.91	1.92
Ratio of net investment (loss) to average net assets	(.57)[e]	(.75)	(.64)	(.65)	(.84)	(.65)
Portfolio Turnover Rate	14.95[d]	63.23	91.55	98.59	100.55	104.51
Net Assets, end of period ($ x 1,000)	11,592	15,035	18,431	29,892	50,210	62,608

a Based on average shares outstanding.

b Amount is less than $.00 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

Six Months Ended
February 28, 2022		Year Ended August 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	35.65	26.65	24.00	35.14	34.27	31.64
Investment Operations:
Net investment income[a]	.07	.08	.09	.11	.07	.14
Net realized and unrealized gain (loss) on investments	(.11)	9.01	2.68	(4.32)	5.32	4.11
Total from Investment Operations	(.04)	9.09	2.77	(4.21)	5.39	4.25
Distributions:
Dividends from net investment income	(.08)	(.09)	(.12)	(.00)[b]	(.15)	(.12)
Dividends from net realized gain on investments	(4.13)	-	-	(6.93)	(4.37)	(1.50)
Total Distributions	(4.21)	(.09)	(.12)	(6.93)	(4.52)	(1.62)
Net asset value, end of period	31.40	35.65	26.65	24.00	35.14	34.27
Total Return (%)	(.12)[c]	34.17	11.55	(10.42)	16.74	13.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	.94	.96	.90	.89	.90
Ratio of net investment income to average net assets	.44[d]	.24	.35	.40	.19	.42
Portfolio Turnover Rate	14.95[c]	63.23	91.55	98.59	100.55	104.51
Net Assets, end of period ($ x 1,000)	135,192	146,592	121,710	197,290	507,298	501,821

a Based on average shares outstanding.

b Amount is less than $.00 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2022		Year Ended August 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	35.70	26.69	24.05	35.22	34.34	31.72
Investment Operations:
Net investment income[a]	.09	.12	.12	.12	.10	.15
Net realized and unrealized gain (loss) on investments	(.11)	9.02	2.69	(4.31)	5.33	4.13
Total from Investment Operations	(.02)	9.14	2.81	(4.19)	5.43	4.28
Distributions:
Dividends from net investment income	(.12)	(.13)	(.17)	(.05)	(.18)	(.16)
Dividends from net realized gain on investments	(4.13)	-	-	(6.93)	(4.37)	(1.50)
Total Distributions	(4.25)	(.13)	(.17)	(6.98)	(4.55)	(1.66)
Net asset value, end of period	31.43	35.70	26.69	24.05	35.22	34.34
Total Return (%)	(.06)[b]	34.33	11.71	(10.34)	16.84	13.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[c]	.83	.84	.81	.79	.80
Ratio of net investment income to average net assets	.55[c]	.36	.47	.45	.30	.49
Portfolio Turnover Rate	14.95[b]	63.23	91.55	98.59	100.55	104.51
Net Assets, end of period ($ x 1,000)	5,239	5,634	5,215	9,176	15,538	9,137

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affilate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

20

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	462,792,151	-	-	462,792,151
Equity Securities - Private Equity	-	-	2,015,052	2,015,052
Exchange-Traded Funds	1,216,513	-	-	1,216,513
Investment Companies	20,014,333	-	-	20,014,333

† See Statement of Investments for additional detailed categorizations, if any.

22

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Common Stocks ($)
Balance as of 8/31/2021†	2,398,743
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(383,691)
Purchases/Issuances	-
Sales/Dispositions	-
Transfers into Level 3	-
Transfer out of Level 3	-
Balances as of 2/28/2022†	2,015,052
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2022	(383,691)

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2022. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Issuer Name-Asset Category	Value (%)	Valuation Techniques/ Methodologies	Unobservable Input	Range	Weighted Average
Databricks - Private Equity	2,015,052	Enterprise Value	Enterprise Value Price	173.24-193.46	185.19

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2022, BNY Mellon earned $1,581 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

24

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: ordinary income $760,020. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.75% of the value of the fund's average daily net assets and is payable monthly.

26

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.36% of the value of the fund’s average daily net assets.

During the period ended February 28, 2022, the Distributor retained $696 from commissions earned on sales of the fund’s Class A shares and $108 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $49,654 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, Class A and Class C shares were charged $418,853 and $16,551, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $42,038 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2022, the fund was charged $5,698 pursuant to the custody agreement.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $276,317, Distribution Plan fees of $6,802, Shareholder Services Plan fees of $64,896, custodian fees of $4,591, Chief Compliance Officer fees of $6,045 and transfer agency fees of $13,336.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2022, amounted to $72,636,407 and $113,756,936, respectively.

At February 28, 2022, accumulated net unrealized appreciation on investments was $84,377,673, consisting of $99,607,321 gross unrealized appreciation and $15,229,648 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

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29

For More Information

BNY Mellon Opportunistic Midcap Value Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DMCVX Class C: DVLCX Class I: DVLIX Class Y: DMCYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0258SA0222

BNY Mellon Opportunistic Small Cap Fund

SEMIANNUAL REPORT February 28, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by portfolio managers R. Patrick Kent, James Boyd and Andrew Leger of Newton Investment Management North America, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Opportunistic Small Cap Fund’s (the “fund”) Investor shares achieved a total return of -4.33%, Class I shares returned -4.22% and Class Y shares returned -4.18%.1 In comparison, the fund’s benchmark, the Russell 2000® Index (the “Index”), produced a total return of -9.46% for the same period.2

Small-cap stocks lost ground over the reporting period as COVID-19 variants and inflation concerns weighed on markets. The fund outperformed the Index, mainly due to favorable asset allocation and stock selections.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis. The fund’s team of portfolio managers uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. The fund’s portfolio managers invest in securities and sectors that they perceive to be attractive from a valuation and fundamental standpoint.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks lost ground during the period due to concerns about inflation and geopolitical events. While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve (the “Fed”) initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

Performance Aided by Asset Allocation and Stock Selections

The fund’s performance versus the benchmark stemmed from asset allocation decisions and certain stock selections. The fund’s overweight position in the health care sector was beneficial, as were selections in the pharmaceuticals and home health care industries. In the consumer discretionary sector, the fund’s overweight hindered performance slightly, but selections had a positive effect. Shares of Houghton Mifflin Harcourt in particular were advantageous. The textbook publisher has performed well and has made plans to go private. Selections in the materials and energy sectors also added to results. In the materials sector, positions in a rare earth company and in gold mining companies were beneficial. In the energy sector, position in exploration and production companies were advantageous, as were shares of PBF Energy, a refining company.

On a less positive note, an overweight allocation to the industrial sector was detrimental, as were certain stock selections. Shares of Array Technologies, a solar energy equipment company, detracted due to supply-chain bottlenecks and rising commodity costs. Also, the fund’s position in SkyWest hindered performance as well, as COVID-19 variants delayed the reopening of the travel industry, and higher fuel costs also weighed on results. A shortage of pilots also hindered the company’s performance. A position in Everbridge, an emergency notification company, also detracted from results. The company faced a slowdown in business, as the pandemic waned, and lowered its guidance.

Slower Growth Likely

With the surge in economic growth in the wake of the pandemic now waning, we anticipate that the pace of growth will continue to slow. The conflict in Ukraine and the resulting rise in commodity prices mean that inflation, which we expected to peak in the first quarter of 2022, is now likely to persist longer. We anticipate that the Fed will continue with its plan to raise rates, given that unemployment is low, and inflation is high. Nevertheless, the decision to raise rates will need to balance inflation-fighting considerations with the likelihood of slower growth. The number of rate hikes that will be necessary remains uncertain.

March 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased, small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Small Cap Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Investor Shares	Class I	Class Y
Expenses paid per $1,000†	$5.39	$4.51	$3.93
Ending value (after expenses)	$956.70	$957.80	$958.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Investor Shares	Class I	Class Y
Expenses paid per $1,000†	$5.56	$4.66	$4.06
Ending value (after expenses)	$1,019.29	$1,020.18	$1,020.78
†

Expenses are equal to the fund’s annualized expense ratio of 1.11% for Investor Shares, .93% for Class I and .81% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.8%
Banks - 10.2%
BankUnited	196,662		8,692,460
Essent Group	150,847		6,664,420
First Bancorp	650,864		9,190,200
First Interstate BancSystem, Cl. A	133,106		5,404,104
First Merchants	115,703		5,060,849
Silvergate Capital, Cl. A	29,014	[a]	3,716,113
Synovus Financial	158,524		8,346,289
			47,074,435
Capital Goods - 14.4%
Array Technologies	374,776	[a]	4,212,482
EnerSys	62,460		4,542,716
Fluor	386,748	[a]	8,376,962
Gibraltar Industries	76,680	[a]	3,705,178
GrafTech International	770,129		7,762,900
Matrix Service	337,761	[a]	2,344,061
Maxar Technologies	175,263		5,685,532
Terex	80,783		3,334,722
Titan Machinery	129,361	[a]	3,664,797
Triumph Group	131,108	[a]	3,282,944
Valmont Industries	22,796		4,934,194
Wabash National	369,433		6,295,138
WESCO International	67,736	[a]	8,245,503
			66,387,129
Commercial & Professional Services - 2.0%
The Brink's Company	66,262		4,642,316
U.S. Ecology	93,882	[a]	4,453,762
			9,096,078
Consumer Durables & Apparel - 2.6%
Callaway Golf	200,707	[a]	4,965,491
GoPro, Cl. A	801,880	[a]	6,896,168
			11,861,659
Consumer Services - 7.6%
Bloomin‘ Brands	316,275		7,783,528
Cracker Barrel Old Country Store	24,687		3,314,723
Houghton Mifflin Harcourt	817,864	[a]	17,134,251
OneSpaWorld Holdings	198,525	[a,b]	2,052,749
Papa John's International	46,100		4,924,402
			35,209,653
Diversified Financials - 1.1%
PJT Partners, Cl. A	83,112		5,304,208

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Energy - 4.9%
CNX Resources	481,063	[a,b]	7,860,569
PBF Energy, Cl. A	425,678	[a]	7,074,768
Viper Energy Partners	256,093		7,531,695
			22,467,032
Food & Staples Retailing - 1.5%
The Chefs' Warehouse	206,564	[a]	6,785,628
Health Care Equipment & Services - 8.3%
Acadia Healthcare	102,687	[a]	5,823,380
Apria	59,356	[a]	2,216,353
Health Catalyst	148,258	[a,b]	4,020,757
ModivCare	39,072	[a]	4,610,496
NuVasive	72,315	[a]	3,913,688
Privia Health Group	326,568	[a,b]	8,405,860
R1 RCM	250,348	[a]	6,806,962
TransMedics Group	137,665	[a]	2,549,556
			38,347,052
Household & Personal Products - 2.0%
Spectrum Brands Holdings	97,144		9,013,020
Insurance - 2.2%
BRP Group, Cl. A	166,640	[a]	4,627,593
The Hanover Insurance Group	40,682		5,675,546
			10,303,139
Materials - 6.3%
Alamos Gold, Cl. A	1,209,673		8,903,193
IAMGOLD	664,705	[a,b]	1,934,292
Largo	267,745	[a]	2,749,741
MP Materials	135,803	[a,b]	6,195,333
Summit Materials, Cl. A	131,544	[a]	4,106,804
Tronox Holdings, Cl. A	251,361		5,102,628
			28,991,991
Media & Entertainment - 2.5%
Cardlytics	38,966	[a,b]	2,260,028
Eventbrite, Cl. A	459,474	[a,b]	6,942,652
TrueCar	669,993	[a]	2,237,777
			11,440,457
Pharmaceuticals Biotechnology & Life Sciences - 5.8%
Alkermes	302,977	[a]	7,532,008
Arena Pharmaceuticals	48,287	[a]	4,585,816
Denali Therapeutics	83,182	[a]	2,708,406
Quanterix	139,527	[a]	4,707,641
Ultragenyx Pharmaceutical	33,892	[a]	2,281,609
Xenon Pharmaceuticals	153,603	[a]	4,869,215
			26,684,695

Description	Shares		Value ($)
Common Stocks - 96.8% (continued)
Real Estate - 2.4%
Colliers International Group	57,088		7,840,466
Pebblebrook Hotel Trust	142,078	[c]	3,198,176
			11,038,642
Retailing - 1.8%
Party City Holdco	1,186,780	[a,b]	5,138,757
Petco Health & Wellness	188,164	[a,b]	3,296,633
			8,435,390
Semiconductors & Semiconductor Equipment - 3.2%
Diodes	69,958	[a]	6,267,537
MaxLinear	136,036	[a]	8,345,809
			14,613,346
Software & Services - 6.9%
ChannelAdvisor	447,887	[a]	8,039,572
Everbridge	46,784	[a]	1,848,904
Limelight Networks	1,579,626	[a]	6,176,338
Paya Holdings	1,211,280	[a,b]	7,812,756
Zuora, Cl. A	531,309	[a]	8,065,271
			31,942,841
Technology Hardware & Equipment - 4.5%
ADTRAN	399,028		8,215,987
Arlo Technologies	554,415	[a]	5,144,971
Extreme Networks	589,200	[a]	6,769,908
Ondas Holdings	134,406	[a,b]	672,030
			20,802,896
Transportation - 1.4%
SkyWest	235,608	[a]	6,622,941
Utilities - 5.2%
Clearway Energy, Cl. C	320,967		10,720,298
NextEra Energy Partners	168,250	[b]	13,125,182
			23,845,480
Total Common Stocks (cost $384,345,902)			446,267,712

Private Equity - .3%
Real Estate - .3%
Roofstock (cost $1,216,821)	41,269	[d]	1,216,821

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - 2.9%
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $13,549,236)	0.10	13,549,236	[e]	13,549,236

Investment of Cash Collateral for Securities Loaned - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $12,007,641)	0.10	12,007,641	[e]	12,007,641
Total Investments (cost $411,119,600)		102.6%		473,041,410
Liabilities, Less Cash and Receivables		(2.6%)		(12,210,301)
Net Assets		100.0%		460,831,109

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $28,880,871 and the value of the collateral was $30,069,134, consisting of cash collateral of $12,007,641 and U.S. Government & Agency securities valued at $18,061,493. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at February 28, 2022. These securities were valued at $1,216,821 or ..26% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	17.8
Information Technology	14.6
Health Care	14.1
Financials	13.6
Consumer Discretionary	12.0
Materials	6.3
Investment Companies	5.5
Utilities	5.2
Energy	4.9
Consumer Staples	3.4
Real Estate	2.7
Communication Services	2.5
102.6

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.9%	10,163,658	57,173,045	(53,787,467)	13,549,236	2,921
Investment of Cash Collateral for Securities Loaned - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - 2.6%	4,538,966	102,278,040	(94,809,365)	12,007,641	34,106	††
Total - 5.5%	14,702,624	159,451,085	(148,596,832)	25,556,877	37,027

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $28,880,871)—Note 1(c):
Unaffiliated issuers	385,562,723	447,484,533
Affiliated issuers	25,556,877	25,556,877
Receivable for investment securities sold		1,283,309
Receivable for shares of Common Stock subscribed		327,382
Dividends and securities lending income receivable		274,137
Prepaid expenses		35,649
		474,961,887
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		342,150
Liability for securities on loan—Note 1(c)		12,007,641
Payable for investment securities purchased		1,216,821
Payable for shares of Common Stock redeemed		458,788
Directors’ fees and expenses payable		11,139
Interest payable—Note 2		101
Other accrued expenses		94,138
		14,130,778
Net Assets ($)		460,831,109
Composition of Net Assets ($):
Paid-in capital		395,981,930
Total distributable earnings (loss)		64,849,179
Net Assets ($)		460,831,109

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	275,959,533	34,562,826	150,308,750
Shares Outstanding	8,351,768	1,036,321	4,496,069
Net Asset Value Per Share ($)	33.04	33.35	33.43

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $21,391 foreign taxes withheld at source):
Unaffiliated issuers	2,048,775
Affiliated issuers	2,921
Income from securities lending—Note 1(c)	34,106
Total Income	2,085,802
Expenses:
Management fee—Note 3(a)	1,851,140
Shareholder servicing costs—Note 3(b)	483,442
Professional fees	50,967
Registration fees	25,779
Directors’ fees and expenses—Note 3(c)	14,013
Prospectus and shareholders’ reports	11,466
Custodian fees—Note 3(b)	8,007
Chief Compliance Officer fees—Note 3(b)	7,254
Loan commitment fees—Note 2	3,656
Interest expense—Note 2	102
Miscellaneous	15,570
Total Expenses	2,471,396
Net Investment (Loss)	(385,594)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,357,712
Net change in unrealized appreciation (depreciation) on investments	(27,532,028)
Net Realized and Unrealized Gain (Loss) on Investments	(21,174,316)
Net (Decrease) in Net Assets Resulting from Operations	(21,559,910)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment (loss)	(385,594)	(1,254,263)
Net realized gain (loss) on investments	6,357,712	126,212,004
Net change in unrealized appreciation (depreciation) on investments	(27,532,028)	26,960,087
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,559,910)	151,917,828
Distributions ($):
Distributions to shareholders:
Investor Shares	(26,496,039)	(585,218)
Class I	(3,965,477)	(71,129)
Class Y	(14,710,233)	(733,824)
Total Distributions	(45,171,749)	(1,390,171)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	5,425,046	9,667,030
Class I	26,256,085	9,734,445
Class Y	11,996,434	16,528,564
Distributions reinvested:
Investor Shares	25,369,412	560,659
Class I	3,866,182	69,780
Class Y	7,111,581	207,731
Cost of shares redeemed:
Investor Shares	(35,715,129)	(33,023,283)
Class I	(12,914,854)	(13,279,057)
Class Y	(17,749,185)	(36,556,621)
Increase (Decrease) in Net Assets from Capital Stock Transactions	13,645,572	(46,090,752)
Total Increase (Decrease) in Net Assets	(53,086,087)	104,436,905
Net Assets ($):
Beginning of Period	513,917,196	409,480,291
End of Period	460,831,109	513,917,196

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	146,868	278,948
Shares issued for distributions reinvested	740,713	17,565
Shares redeemed	(923,469)	(1,012,715)
Net Increase (Decrease) in Shares Outstanding	(35,888)	(716,202)
Class Ia
Shares sold	651,824	268,612
Shares issued for distributions reinvested	111,869	2,173
Shares redeemed	(382,099)	(397,350)
Net Increase (Decrease) in Shares Outstanding	381,594	(126,565)
Class Ya
Shares sold	342,718	482,243
Shares issued for distributions reinvested	205,359	6,461
Shares redeemed	(498,957)	(1,124,816)
Net Increase (Decrease) in Shares Outstanding	49,120	(636,112)

[a]

During the period ended February 28, 2022, 48,848 Class Y shares representing $1,804,689 were exchanged for 48,944 Class I shares and 5,031 Investor shares representing $189,372 were exchanged for 4,981 Class Y shares. During the period ended August 31, 2021, 58,589 Class Y shares representing $2,130,493 were exchanged for 58,671 Class I shares and 3,802 Investor shares representing $142,499 were exchanged for 3,772 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	37.97	27.26	25.18	40.10	36.53	29.66
Investment Operations:
Net investment income (loss)[b]	(.05)	(.13)	.03	.03	(.16)	(.15)
Net realized and unrealized gain (loss) on investments	(1.48)	10.91	2.10	(8.16)	8.29	7.16
Total from Investment Operations	(1.53)	10.78	2.13	(8.13)	8.13	7.01
Distributions:
Dividends from net investment income	-	(.07)	(.05)	-	-	-
Dividends from net realized gain on investments	(3.40)	-	-	(6.79)	(4.56)	(.14)
Total Distributions	(3.40)	(.07)	(.05)	(6.79)	(4.56)	(.14)
Net asset value, end of period	33.04	37.97	27.26	25.18	40.10	36.53
Total Return (%)	(4.33)[c]	39.58	8.44	(19.47)	23.51	23.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[d]	1.11	1.13	1.13	1.09	1.10
Ratio of net investment income (loss) to average net assets	(.26)[d]	(.37)	.11	.12	(.43)	(.44)
Portfolio Turnover Rate	17.30[c]	85.56	95.32	83.97	74.02	84.96
Net Assets, end of period ($ x 1,000)	275,960	318,464	248,201	285,688	635,221	488,507

a On September 30, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class I Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	38.25	27.45	25.38	40.28	36.60	30.62
Investment Operations:
Net investment income (loss)[b]	(.02)	(.07)	.08	.08	(.08)	(.07)
Net realized and unrealized gain (loss) on investments	(1.48)	10.98	2.11	(8.19)	8.32	6.19
Total from Investment Operations	(1.50)	10.91	2.19	(8.11)	8.24	6.12
Distributions:
Dividends from net investment income	-	(.11)	(.12)	-	-	-
Dividends from net realized gain on investments	(3.40)	-	-	(6.79)	(4.56)	(.14)
Total Distributions	(3.40)	(.11)	(.12)	(6.79)	(4.56)	(.14)
Net asset value, end of period	33.35	38.25	27.45	25.38	40.28	36.60
Total Return (%)	(4.22)[c]	39.80	8.63	(19.31)	23.78	20.02[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[d]	.93	.96	.93	.87	.95[d]
Ratio of net investment income (loss) to average net assets	(.12)[d]	(.19)	.30	.26	(.20)	(.23)[d]
Portfolio Turnover Rate	17.30[c]	85.56	95.32	83.97	74.02	84.96
Net Assets, end of period ($ x 1,000)	34,563	25,047	21,448	28,586	72,845	53,194

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	February 28, 2022	Year Ended August 31,
(Unaudited)		2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	38.32	27.51	25.44	40.32	36.60	30.62
Investment Operations:
Net investment income (loss)[b]	.01	(.03)	.11	.11	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	(1.50)	11.00	2.13	(8.20)	8.32	6.13
Total from Investment Operations	(1.49)	10.97	2.24	(8.09)	8.28	6.12
Distributions:
Dividends from net investment income	-	(.16)	(.17)	-	-	-
Dividends from net realized gain on investments	(3.40)	-	-	(6.79)	(4.56)	(.14)
Total Distributions	(3.40)	(.16)	(.17)	(6.79)	(4.56)	(.14)
Net asset value, end of period	33.43	38.32	27.51	25.44	40.32	36.60
Total Return (%)	(4.18)[c]	39.97	8.81	(19.23)	23.90	20.02[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81[d]	.82	.83	.81	.79	.81[d]
Ratio of net investment income (loss) to average net assets	.03[d]	(.08)	.45	.38	(.12)	(.03)[d]
Portfolio Turnover Rate	17.30[c]	85.56	95.32	83.97	74.02	84.96
Net Assets, end of period ($ x 1,000)	150,309	170,407	139,832	209,291	585,686	467,673

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized), Class I (100 million shares authorized) and Class Y shares (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Services Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	446,267,712	-	-	446,267,712
Equity Securities - Private Equity	-	-	1,216,821	1,216,821
Investment Companies	25,556,877	-	-	25,556,877

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities- Private Equity ($)
Balance as of 8/31/2021	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases/Issuances	1,216,821
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 2/28/2022†	1,216,821
The amount of total realized gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2022	-

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2022. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Issuer Name- Asset Category	Value ($)	Valuation Technologies/ Methodologies	Unobservable Inputs	Range	Weighted Average
Roofstock- Private Equity	1,216,821	Recent Transaction	Recent Transaction Price	29.4851	29.4851

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2022, BNY Mellon earned $4,648 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: ordinary income $1,386,206

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and long-term capital gains $3,965. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2022 was approximately $19,890 with a related weighted average annualized interest rate of 1.03%.

NOTE 3—Management Fee, Sub–Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.36% of the value of the fund’s average daily net assets.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of 0.25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, the fund was charged $372,139 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $42,928 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2022, the fund was charged $8,007 pursuant to the custody agreement.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $262,800, Shareholder Services Plan fees of $52,259, custodian fees of $7,212, Chief Compliance Officer fees of $6,045 and transfer agency fees of $13,834.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2022, amounted to $83,661,841 and $118,858,924, respectively.

At February 28, 2022, accumulated net unrealized appreciation on investments was $61,921,810, consisting of $99,819,878 gross unrealized appreciation and $37,898,068 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Opportunistic Small Cap Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Investor: DSCVX Class I: DOPIX Class Y: DSCYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0253SA0222

BNY Mellon Technology Growth Fund

SEMIANNUAL REPORT February 28, 2022

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2021 through February 28, 2022, as provided by portfolio managers James Boyd and Robert Zeuthen of Newton Investment Management North America, LLC, Sub-Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2022, BNY Mellon Technology Growth Fund’s (the “fund”) Class A shares produced a total return of -19.46%, Class C shares returned -19.80%, Class I shares returned -19.38% and Class Y shares returned -19.36%.1 In comparison, the fund’s benchmarks, the NYSE® Technology Index (the “Index”) and the S&P 500® Index, produced total returns of -15.21% and -2.62%, respectively, over the same period.2,3

Equities lost ground as investors grew increasingly concerned about rising inflation and interest rates. The fund underperformed the NYSE® Technology Index primarily due to stock selection decisions.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that Newton Investment Management North America, LLC, the fund’s sub-adviser, believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates. The fund’s investment process centers on a multidimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.

Inflation and Geopolitical Concerns Weigh on Markets

Stocks lost ground during the period due to concerns about inflation and geopolitical events. While the waning of the pandemic and reopening of global economies supported markets early in the reporting period, supply-chain problems hindered sales in some industries. These bottlenecks, combined with loose monetary policy and massive government spending, caused inflation to rise to multi-decade highs in the U.S.

The Federal Reserve initially called pricing pressures “transitory” but acknowledged late in the period that pricing pressures were more permanent. Officials signaled that in addition to tapering bond purchases late in 2021, they were likely to hike interest rates in 2022.

While growth stocks dominated the market earlier in 2021, value stocks gained favor at times during the period. When concerns about the economy rose, the market favored growth stocks, but when positive news on the pandemic emerged, value and more cyclically oriented stocks benefited.

Late in the reporting period, markets experienced increased volatility. While the economy continued to show strength, especially in the labor market, higher-than-expected inflation weighed on returns, and rising Treasury yields led to depressed stock valuations, especially among high-growth companies. In addition, geopolitical risks also came to the fore as the conflict in Ukraine intensified.

2

Stock Selections Drove Performance

Returns were hindered somewhat by stock selections in the information technology services industry and the semiconductor and semiconductor equipment industry. In the information technology services industry, the fund’s overweight position detracted from performance as did stock selections. Positions in Block (formerly Square), the digital payments company, hindered results, as shares declined despite strong financial results. A position in Twilio, a web-based communications company, also detracted. In both cases, shares were hindered in part because investors rotated into more cyclical industries, which benefited as the economy improved. In addition, high valuations hurt the shares of growth companies. In the semiconductor and semiconductor equipment industry, the fund’s underweight position detracted from returns. In addition, the fund did not own Broadcom, which rose 20%, and exited its position in Micron Technology, missing out on a return of 21%.

On a more positive note, positions among fintech companies, such as Visa, added to relative performance, as they declined less than the Index. A decision to avoid two Chinese e-commerce companies, Pinduoduo and Alibaba, was also beneficial. A position in the Alphabet (parent of Google) Class C shares added to results as well.

Volatility, Slowing Growth Could Benefit Technology

The current environment is presenting markets with a high level of uncertainty. Even prior to the Ukraine war, supply-chain bottlenecks, labor shortages and rising inflation were resulting in market volatility. While the economy remains strong in many respects, rising commodity prices could slow the pace of growth. If economic growth begins to slow, technology and other companies that are capitalizing on secular growth trends are likely to benefit.

March 15, 2022

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2  Source: Bloomberg L.P. — The NYSE® Technology Index is an equal-dollar-weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies. Investors cannot invest directly in any index.

3  Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Technology Growth Fund from September 1, 2021 to February 28, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.10	$8.67	$4.08	$3.76
Ending value (after expenses)	$805.40	$802.00	$806.20	$806.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2022

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.71	$9.69	$4.56	$4.21
Ending value (after expenses)	$1,019.14	$1,015.17	$1,020.28	$1,020.63
†

Expenses are equal to the fund’s annualized expense ratio of 1.14% for Class A, 1.94% for Class C, .91% for Class I and .84% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.4%
Application Software - 13.6%
Adobe	27,882	[a]	13,039,854
Bill.com Holdings	24,345	[a]	5,791,189
Datadog, Cl. A	51,900	[a]	8,361,609
HubSpot	14,127	[a]	7,416,675
salesforce.com	71,025	[a]	14,952,893
Unity Software	30,327	[a]	3,228,309
			52,790,529
Automobile Manufacturers - 4.4%
Tesla	19,742	[a]	17,184,029
Communications Equipment - 1.9%
Nokia, ADR	1,411,622		7,552,178
Data Processing & Outsourced Services - 3.4%
Block	70,585	[a]	8,999,588
Visa, Cl. A	19,505	[b]	4,215,421
			13,215,009
Holding Companies-Divers - 1.4%
Figure Acquisition	529,920	[a]	5,267,405
Hotels, Resorts & Cruise Lines - 3.4%
Booking Holdings	6,023	[a]	13,083,462
Interactive Home Entertainment - 4.6%
Roblox, CI. A	203,730	[a]	10,506,356
Sea, ADR	50,174	[a]	7,305,334
			17,811,690
Interactive Media & Services - 8.4%
Alphabet, Cl. C	8,187	[a]	22,087,052
Meta Platforms, Cl. A	22,514	[a]	4,751,129
Snap, Cl. A	146,807	[a]	5,863,472
			32,701,653
Internet & Direct Marketing Research - 7.3%
Amazon.com	5,317	[a]	16,329,889
JD.com, ADR	169,744	[a,b]	12,158,763
			28,488,652
Internet Services & Infrastructure - 4.2%
Shopify, Cl. A	2,685	[a]	1,864,088
Snowflake, Cl. A	37,841	[a]	10,052,840
Twilio, Cl. A	26,284	[a]	4,594,443
			16,511,371
Semiconductor Equipment - 7.5%
Applied Materials	118,357		15,883,509
Lam Research	23,497		13,190,041
			29,073,550

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.4% (continued)
Semiconductors - 18.7%
Diodes		27,932	[a]	2,502,428
Marvell Technology		176,179		12,038,311
NVIDIA		77,281		18,844,972
Qualcomm		126,278		21,718,553
Taiwan Semiconductor Manufacturing, ADR		165,362		17,695,388
				72,799,652
Systems Software - 12.1%
CrowdStrike Holdings, CI. A		39,796	[a]	7,768,577
Microsoft		72,307		21,604,609
ServiceNow		30,670	[a]	17,786,146
				47,159,332
Technology Hardware, Storage & Equipment - 3.3%
Apple		77,224		12,751,227
Trucking - 1.2%
Uber Technologies		130,116	[a]	4,688,079
Total Common Stocks (cost $255,826,430)				371,077,818

Private Equity - .8%
Real Estate - .3%
Roofstock		35,162	[c]	1,036,755
Software - .5%
Databricks		10,628	[c]	1,968,199
Total Private Equity (cost $3,379,723)				3,004,954
	1-Day Yield (%)
Investment Companies - 4.6%
Registered Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $17,757,639)	0.10	17,757,639	[d]	17,757,639
Total Investments (cost $276,963,792)		100.8%		391,840,411
Liabilities, Less Cash and Receivables		(.8%)		(2,953,327)
Net Assets		100.0%		388,887,084

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 28, 2022, the value of the fund’s securities on loan was $10,885,079 and the value of the collateral was $11,441,090, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c The fund held Level 3 securities at February 28, 2022. These securities were valued at $3,004,954 or ..77% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

6

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	64.8
Consumer Discretionary	15.1
Communication Services	13.0
Investment Companies	4.6
Diversified	1.3
Industrials	1.2
Technology	.5
Real Estate	.3
100.8

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 8/31/2021	Purchases ($)†	Sales ($)	Value ($) 2/28/2022	Dividends/ Distributions ($)
Registered Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.6%	10,798,404	54,380,394	(47,421,159)	17,757,639	2,722
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares - .0%	-	4,896,284	(4,896,284)	-	10,939	††
Total - 4.6%	10,798,404	59,276,678	(52,317,443)	17,757,639	13,661

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

7

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,885,079)—Note 1(c):
Unaffiliated issuers	259,206,153	374,082,772
Affiliated issuers	17,757,639	17,757,639
Cash denominated in foreign currency	46,344	46,416
Receivable for shares of Common Stock subscribed		479,447
Dividends and securities lending income receivable		78,163
Prepaid expenses		48,271
		392,492,708
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		331,222
Payable for investment securities purchased		3,015,773
Payable for shares of Common Stock redeemed		157,875
Directors’ fees and expenses payable		7,576
Other accrued expenses		93,178
		3,605,624
Net Assets ($)		388,887,084
Composition of Net Assets ($):
Paid-in capital		266,897,525
Total distributable earnings (loss)		121,989,559
Net Assets ($)		388,887,084

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	352,879,867	3,984,091	31,966,181	56,945
Shares Outstanding	7,197,700	153,445	535,061	945.32
Net Asset Value Per Share ($)	49.03	25.96	59.74	60.24

See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2022 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $40,986 foreign taxes withheld at source):
Unaffiliated issuers	657,376
Affiliated issuers	2,722
Income from securities lending—Note 1(c)	10,939
Total Income	671,037
Expenses:
Management fee—Note 3(a)	1,756,697
Shareholder servicing costs—Note 3(c)	728,230
Professional fees	48,244
Registration fees	36,268
Distribution fees—Note 3(b)	18,867
Prospectus and shareholders’ reports	17,204
Directors’ fees and expenses—Note 3(d)	14,682
Chief Compliance Officer fees—Note 3(c)	7,254
Custodian fees—Note 3(c)	3,938
Loan commitment fees—Note 2	426
Miscellaneous	8,974
Total Expenses	2,640,784
Net Investment (Loss)	(1,969,747)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,676,370
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(109,997,374)
Net Realized and Unrealized Gain (Loss) on Investments	(93,321,004)
Net (Decrease) in Net Assets Resulting from Operations	(95,290,751)

See notes to financial statements.

9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Operations ($):
Net investment (loss)	(1,969,747)	(3,874,762)
Net realized gain (loss) on investments	16,676,370	93,005,796
Net change in unrealized appreciation (depreciation) on investments	(109,997,374)	14,639,401
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,290,751)	103,770,435
Distributions ($):
Distributions to shareholders:
Class A	(79,738,417)	(22,761,811)
Class C	(1,625,975)	(606,583)
Class I	(6,222,702)	(1,615,487)
Class Y	(58,917)	(16,077)
Total Distributions	(87,646,011)	(24,999,958)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	10,665,971	23,783,218
Class C	630,734	841,821
Class I	7,001,695	15,003,209
Distributions reinvested:
Class A	72,668,371	20,884,849
Class C	1,597,295	598,396
Class I	6,095,060	1,577,915
Class Y	56,126	15,280
Cost of shares redeemed:
Class A	(27,140,569)	(45,834,633)
Class C	(1,138,210)	(4,206,089)
Class I	(7,234,098)	(11,470,025)
Class Y	(319,476)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	62,882,899	1,193,941
Total Increase (Decrease) in Net Assets	(120,053,863)	79,964,418
Net Assets ($):
Beginning of Period	508,940,947	428,976,529
End of Period	388,887,084	508,940,947

10

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Capital Share Transactions (Shares):
Class Aa
Shares sold	175,172	366,719
Shares issued for distributions reinvested	1,160,466	326,888
Shares redeemed	(444,804)	(705,564)
Net Increase (Decrease) in Shares Outstanding	890,834	(11,957)
Class Ca
Shares sold	16,618	20,641
Shares issued for distributions reinvested	48,082	15,215
Shares redeemed	(34,433)	(104,060)
Net Increase (Decrease) in Shares Outstanding	30,267	(68,204)
Class Ia
Shares sold	91,815	197,587
Shares issued for distributions reinvested	79,914	20,963
Shares redeemed	(99,795)	(153,833)
Net Increase (Decrease) in Shares Outstanding	71,934	64,717
Class Y
Shares issued for distributions reinvested	730	201
Shares redeemed	(4,359)	-
Net Increase (Decrease) in Shares Outstanding	(3,629)	201

[a]

During the period ended February 28, 2022, 362 Class A shares representing $26,130 were exchanged for 307 Class I shares and during the period ended August 31, 2021, 7,003 Class C shares representing $273,943 were automatically converted to 4,393 Class A shares.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2022		Year Ended August 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	73.40	62.07	43.75	59.03	49.66	42.56
Investment Operations:
Net investment (loss)[a]	(.27)	(.56)	(.12)	(.07)	(.18)	(.18)
Net realized and unrealized gain (loss) on investments	(11.22)	15.57	25.25	(3.93)	14.40	11.13
Total from Investment Operations	(11.49)	15.01	25.13	(4.00)	14.22	10.95
Distributions:
Dividends from net realized gain on investments	(12.88)	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)
Net asset value, end of period	49.03	73.40	62.07	43.75	59.03	49.66
Total Return (%)[b]	(19.46)[c]	25.06	67.36	(4.38)	30.67	28.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[d]	1.15	1.20	1.20	1.22	1.26
Ratio of net investment (loss) to average net assets	(.85)[d]	(.85)	(.28)	(.15)	(.34)	(.40)
Portfolio Turnover Rate	24.17[c]	54.26	70.24	69.92	49.14	58.27
Net Assets, end of period ($ x 1,000)	352,880	462,897	392,204	263,227	310,110	246,693

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

12

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	44.92	39.59	30.51	45.44	39.52	34.92
Investment Operations:
Net investment (loss)[a]	(.30)	(.65)	(.30)	(.29)	(.47)	(.43)
Net realized and unrealized gain (loss) on investments	(5.78)	9.66	16.19	(3.36)	11.24	8.88
Total from Investment Operations	(6.08)	9.01	15.89	(3.65)	10.77	8.45
Distributions:
Dividends from net realized gain on investments	(12.88)	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)
Net asset value, end of period	25.96	44.92	39.59	30.51	45.44	39.52
Total Return (%)[b]	(19.80)[c]	24.07	66.16	(5.10)	29.74	27.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94[d]	1.94	1.96	1.92	1.96	2.07
Ratio of net investment (loss) to average net assets	(1.65)[d]	(1.64)	(1.03)	(.88)	(1.14)	(1.21)
Portfolio Turnover Rate	24.17[c]	54.26	70.24	69.92	49.14	58.27
Net Assets, end of period ($ x 1,000)	3,984	5,533	7,576	8,754	13,692	24,060

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	86.61	72.48	49.88	65.30	54.34	46.09
Investment Operations:
Net investment income (loss)[a]	(.24)	(.49)	(.03)	.04	(.07)	(.06)
Net realized and unrealized gain (loss) on investments	(13.75)	18.30	29.44	(4.18)	15.88	12.16
Total from Investment Operations	(13.99)	17.81	29.41	(4.14)	15.81	12.10
Distributions:
Dividends from net realized gain on investments	(12.88)	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)
Net asset value, end of period	59.74	86.61	72.48	49.88	65.30	54.34
Total Return (%)	(19.38)[b]	25.33	67.73	(4.16)	30.97	28.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[c]	.93	.98	.96	.99	1.00
Ratio of net investment income (loss) to average net assets	(.63)[c]	(.62)	(.05)	.08	(.11)	(.13)
Portfolio Turnover Rate	24.17[b]	54.26	70.24	69.92	49.14	58.27
Net Assets, end of period ($ x 1,000)	31,966	40,112	28,877	23,367	34,742	19,572

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

14

	Six Months Ended
	February 28, 2022	Year Ended August 31,
Class Y Shares	(Unaudited)	2021	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	87.21	72.90	50.08	65.48	54.40	46.16
Investment Operations:
Net investment income (loss)[b]	(.25)	(.43)	.03	.14	.01	.00[c]
Net realized and unrealized gain (loss) on investments	(13.84)	18.42	29.60	(4.26)	15.92	12.09
Total from Investment Operations	(14.09)	17.99	29.63	(4.12)	15.93	12.09
Distributions:
Dividends from net realized gain on investments	(12.88)	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)
Net asset value, end of period	60.24	87.21	72.90	50.08	65.48	54.40
Total Return (%)	(19.36)[d]	25.43	67.91	(4.11)	31.16	28.63[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[e]	.85	.88	.89	.85	.89[e]
Ratio of net investment income (loss) to average net assets	(.52)[e]	(.55)	.05	.26	.02	.01[e]
Portfolio Turnover Rate	24.17[d]	54.26	70.24	69.92	49.14	58.27
Net Assets, end of period ($ x 1,000)	57	399	319	165	14	12

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a

16

specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that

18

influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	371,077,818	-	-	371,077,818
Equity Securities - Private Equity	-	-	3,004,954	3,004,954
Investment Companies	17,757,639	-	-	17,757,639

† See Statement of Investments for additional detailed categorizations, if any.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Equity Securities-Private Equity ($)
Balance as of 8/31/2021†	2,342,968
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(374,769)
Purchases/Issuances	1,036,755
Sales/Dispositions	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balances as of 2/28/2022†	3,004,954
The amount of total net gains (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/202	(374,769)

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2022. In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values.

Issuer Name-Asset Category	Value ($)	Valuation Technologies/ Methodologies	Unobservable Inputs	Range	Weighted Average
Roofstock-Private Equity	1,036,755	Recent Transaction	Recent Transaction Price	29.4851	29.4851
Databricks-Private Equity	1,968,199	Enterise Value	Enterprise Value Price	173.24-193.46	185.19

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on

20

the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2022, BNY Mellon earned $1,491 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

22

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2021 was as follows: long-term capital gains $24,999,958. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.36% of the value of the fund’s average daily net assets.

During the period ended February 28, 2022, the Distributor retained $4,170 from commissions earned on sales of the fund’s Class A shares and $797 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of 0.75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2022, Class C shares were charged $18,867 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of 0.25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2022, Class A and Class C shares were charged $531,328 and $6,289, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of

24

amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2022, the fund was charged $64,102 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates BNY Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2022, the fund was charged $3,938 pursuant to the custody agreement.

During the period ended February 28, 2022, the fund was charged $7,254 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $228,784, Distribution Plan fees of $2,341, Shareholder Services Plan fees of $69,950, custodian fees of $4,074, Chief Compliance Officer fees of $6,045 and transfer agency fees of $20,028.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities during the period ended February 28, 2022, amounted to $111,558,272 and $142,921,520, respectively.

At February 28, 2022, accumulated net unrealized appreciation on investments was $114,876,619, consisting of $140,450,677 gross unrealized appreciation and $25,574,058 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Technology Growth Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Newton Investment Management

North America, LLC

BNY Mellon Center

201 Washington Street

Boston, MA 02108

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DTGRX Class C: DTGCX Class I: DGVRX Class Y: DTEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0255SA0222

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: April 21, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: April 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)